Amounts Due from Related Parties (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 504,931	$ 77,607	¥ 334,840
Loans Receivable
Related Party Transaction [Line Items]
Amounts due from related parties	10,523	1,617	104,000
Wanjia Win-Win
Related Party Transaction [Line Items]
Amounts due from related parties	5,526	849	9,702
Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	448,794	68,980	304,603
Gopher Asset Management Co., Ltd. | Loans Receivable
Related Party Transaction [Line Items]
Amounts due from related parties	10,523	1,617	104,000
Kunshan Jingzhao Equity Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	627	96	10,193
Wuhu Bona Film Investment Management Limited
Related Party Transaction [Line Items]
Amounts due from related parties	1,777	273	4,996
Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Amounts due from related parties	39,903	6,133	¥ 5,346
Shanghai Noah Rongyao Insurance Broker Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 8,304	$ 1,276